Consolidating Statement of Income (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 15, 2010	Dec. 31, 2012	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Jun. 30, 2013 Parent TransUnion Corp. TransUnion Corp-Successor	Dec. 31, 2012 Parent TransUnion Corp. TransUnion Corp-Successor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Apr. 30, 2012 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2011 Parent TransUnion Corp. TransUnion Corp-Predecessor	Dec. 31, 2010 Parent TransUnion Corp. TransUnion Corp-Predecessor	Jun. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Jun. 30, 2013 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Dec. 31, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Successor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Apr. 30, 2012 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2011 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Dec. 31, 2010 Issuers Trans Union LLC and TransUnion Financing Corporation TransUnion Corp-Predecessor	Jun. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Jun. 30, 2013 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Dec. 31, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Successor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Apr. 30, 2012 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2011 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Dec. 31, 2010 Non-Guarantor Subsidiaries TransUnion Corp-Predecessor	Jun. 30, 2012 Eliminations TransUnion Corp-Successor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Jun. 30, 2013 Eliminations TransUnion Corp-Successor	Dec. 31, 2012 Eliminations TransUnion Corp-Successor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Apr. 30, 2012 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2011 Eliminations TransUnion Corp-Predecessor	Dec. 31, 2010 Eliminations TransUnion Corp-Predecessor
Condensed Financial Statements, Captions [Line Items]
Revenue			$ 190.9	$ 300.8	$ 591.3	$ 767.0	$ 92.4	$ 373.0	$ 1,024.0	$ 956.5									$ 117.0	$ 180.8	$ 356.5	$ 465.7	$ 54.9	$ 228.7	$ 637.3	$ 614.8	$ 42.4	$ 67.6	$ 136.0	$ 168.2	$ 21.2	$ 82.5	$ 209.4	$ 175.6	$ 43.6	$ 67.1	$ 129.1	$ 176.1	$ 22.4	$ 84.6	$ 238.4	$ 215.4	$ (12.1)	$ (14.7)	$ (30.3)	$ (43.0)	$ (6.1)	$ (22.8)	$ (61.1)	$ (49.3)
Operating expenses
Cost of services			74.6	121.3	239.0	298.2	57.0	172.0	421.5	395.8									51.5	78.6	157.8	202.3	42.7	122.6	295.1	293.9	18.0	31.7	60.8	72.9	9.2	36.1	88.3	72.5	13.3	20.8	40.9	52.9	9.4	29.6	79.5	65.3	(8.2)	(9.8)	(20.5)	(29.9)	(4.3)	(16.3)	(41.4)	(35.9)
Selling, general and administrative			50.3	94.5	177.5	211.7	93.9	172.0	264.5	263.0						0.1	0.3	0.3	31.2	57.6	107.3	135.5	75.0	120.0	166.9	169.1	11.3	19.4	39.2	39.3	8.6	30.5	63.0	56.6	11.9	22.7	41.4	50.9	12.1	28.3	55.4	51.7	(4.1)	(5.2)	(10.4)	(14.0)	(1.8)	(6.9)	(21.1)	(14.7)
Depreciation and amortization			29.0	45.2	90.5	115.0	7.3	29.2	85.3	81.6									23.8	35.9	71.1	91.3	4.9	19.8	60.9	56.9	3.1	3.3	7.2	7.7	1.4	5.9	17.1	18.2	2.1	6.0	12.2	16.0	1.0	3.5	7.3	6.5
Total operating expenses			153.9	261.0	507.0	624.9	158.2	373.2	771.3	740.4					0	0.1	0.3	0.3	106.5	172.1	336.2	429.1	122.6	262.4	522.9	519.9	32.4	54.4	107.2	119.9	19.2	72.5	168.4	147.3	27.3	49.5	94.5	119.8	22.5	61.4	142.2	123.5	(12.3)	(15.0)	(30.9)	(43.9)	(6.1)	(23.2)	(62.5)	(50.6)
Operating income			37.0	39.8	84.3	142.1	(65.8)	(0.2)	252.7	216.1					0	(0.1)	(0.3)	(0.3)	10.5	8.7	20.3	36.6	(67.7)	(33.7)	114.4	94.9	10.0	13.2	28.8	48.3	2.0	10.0	41.0	28.3	16.3	17.6	34.6	56.3	(0.1)	23.2	96.2	91.9	0.2	0.3	0.6	0.9		0.4	1.4	1.3
Non-operating income and expense
Interest expense			(18.4)	(25.2)	(51.0)	(72.8)	(9.8)	(40.5)	(126.4)	(90.1)						(0.3)	(1.3)	(1.2)	(18.4)	(25.2)	(51.0)	(73.1)	(9.8)	(40.2)	(124.9)	(88.6)									(0.1)	(0.2)	(0.5)	0.1	(0.1)	(0.3)	(0.2)	(0.3)	0.1	0.2	0.5	0.2	0.1	0.3
Interest income			0.1	0.2	0.5	0.8	0.2	0.6	0.7	1.0						0.3		0.3		0.2	0.5	0.2		0.3	0.1	0.2									0.2	0.2	0.5	0.8	0.2	0.3	0.6	0.5	(0.1)	(0.2)	(0.5)	(0.2)		(0.3)
Other income and (expense), net			0.4	1.6	0.9	2.1	(20.9)	(23.8)	(59.9)	(44.0)	14.0	11.3	25.4	61.2	(96.9)	(72.7)	42.9	38.0	22.2	27.9	56.2	60.7	0.3	23.4	28.0	30.3		1.7	1.6				(0.1)	(0.4)	(0.2)	0.3	(0.3)	(3.4)	(0.5)	(0.4)	(4.7)	(1.7)	(35.6)	(39.6)	(82.0)	(116.4)	76.2	25.9	(126.0)	(110.2)
Total non-operating income and expense			(17.9)	(23.4)	(49.6)	(69.9)	(30.5)	(63.7)	(185.6)	(133.1)	14.0	11.3	25.4	61.2	(96.9)	(72.7)	41.6	37.1	3.8	2.9	5.7	(12.2)	(9.5)	(16.5)	(96.8)	(58.1)		1.7	1.6		0	0	(0.1)	(0.4)	(0.1)	0.3	(0.3)	(2.5)	(0.4)	(0.4)	(4.3)	(1.5)	(35.6)	(39.6)	(82.0)	(116.4)	76.3	25.9	(126.0)	(110.2)
Income (loss) before income taxes			19.1	16.4	34.7	72.2	(96.3)	(63.9)	67.1	83.0	14.0	11.3	25.4	61.2	(96.9)	(72.8)	41.3	36.8	14.3	11.6	26.0	24.4	(77.2)	(50.2)	17.6	36.8	10.0	14.9	30.4	48.3	2.0	10.0	40.9	27.9	16.2	17.9	34.3	53.8	(0.5)	22.8	91.9	90.4	(35.4)	(39.3)	(81.4)	(115.5)	76.3	26.3	(124.6)	(108.9)
(Provision) benefit for income taxes	7.5		(8.3)	(4.5)	(11.4)	(24.3)	31.8	11.5	(17.8)	(46.3)	(4.4)	(1.1)	(5.0)	(18.2)	31.8	17.9	(0.5)	(0.2)		(0.3)	(0.6)	37.1	(1.3)	(1.6)	25.3	0.8				(21.8)			(20.9)	(13.6)	(3.9)	(3.1)	(5.8)	(21.4)	1.3	(4.8)	(21.7)	(33.3)
Income (loss) from continuing operations							(52.4)	(52.4)	49.3	36.7					(52.4)	(52.4)	40.8	36.6							42.9	37.6							20.0	14.3							70.2	57.1							(124.6)	(108.9)
Discontinued operations, net of tax		0							(0.5)	8.2																															(0.5)	8.2
Net income (loss)			10.8	11.9	23.3	47.9	(64.5)	(52.4)	48.8	44.9	9.6	10.2	20.4	43.0	(65.1)	(54.9)	40.8	36.6	14.3	11.3	25.4	61.5	(78.5)	(51.8)	42.9	37.6	10.0	14.9	30.4	26.5	2.0	10.0	20.0	14.3	12.3	14.8	28.5	32.4	0.8	18.0	69.7	65.3	(35.4)	(39.3)	(81.4)	(115.5)	76.3	26.3	(124.6)	(108.9)
Less: net income attributable to noncontrolling interests			(1.2)	(1.7)	(2.9)	(4.9)	(0.6)	(2.5)	(8.0)	(8.3)																									(1.2)	(1.7)	(2.9)	(4.9)	(0.6)	(2.5)	(8.0)	(8.3)
Net income (loss) attributable to TransUnion Corp and TransUnion Holding Company, Inc.			$ 9.6	$ 10.2	$ 20.4	$ 43.0	$ (65.1)	$ (54.9)	$ 40.8	$ 36.6	$ 9.6	$ 10.2	$ 20.4	$ 43.0	$ (65.1)	$ (54.9)	$ 40.8	$ 36.6	$ 14.3	$ 11.3	$ 25.4	$ 61.5	$ (78.5)	$ (51.8)	$ 42.9	$ 37.6	$ 10.0	$ 14.9	$ 30.4	$ 26.5	$ 2.0	$ 10.0	$ 20.0	$ 14.3	$ 11.1	$ 13.1	$ 25.6	$ 27.5	$ 0.2	$ 15.5	$ 61.7	$ 57.0	$ (35.4)	$ (39.3)	$ (81.4)	$ (115.5)	$ 76.3	$ 26.3	$ (124.6)	$ (108.9)